As filed with the U.S. Securities and Exchange Commission on August 31, 2015

Securities Act File No. 333-204121

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒
(Check appropriate box or boxes.)

Legg Mason Partners Institutional Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Institutional Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Institutional Shares of Western Asset Institutional Tax Free Reserves and Investor Shares of Western Asset Institutional Tax Free Reserves.

The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

PART C:

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 16.	Exhibits

Unless otherwise noted, all referenced are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) (File Nos. 33-49552 and 811-6740).

(1)	(a	)	The Registrant’s Declaration of Trust dated as of October 2, 2006, as amended and restated as of August 18, 2011 (the “Declaration of Trust”) is incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) on September 21, 2011 (“Post-Effective Amendment No. 69”).
	(b	)	Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant and Amended and Restated Designation of Classes, each effective as of February 12, 2013 and in each case incorporated into the Declaration of Trust are incorporated herein by reference to Post-Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on August 20, 2013 (“Post-Effective Amendment No. 86”).

(2)	The Registrant’s Bylaws as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 69.

(3)	Not Applicable.

(4)	Form of Agreement and Plan of Reorganization is included in Part A to the Registration Statement on Form N-14.

(5)	Not Applicable.

(6)	(a	)	Management Agreement between the Registrant, on behalf of Western Asset Institutional Tax Free Reserves (formerly, Western Asset / Citi Institutional Tax Free Reserves and before that, Citi Institutional Tax Free Reserves), and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 27, 2007 (“Post-Effective Amendment No. 43”)
	(b	)	Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Western Asset Institutional Tax Free Reserves (formerly, Western Asset / Citi Institutional Tax Free Reserves and before that, Citi Institutional Tax Free Reserves), dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 43.

(7)	(a	)	Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”), on behalf of Western Asset Institutional Tax Free Reserves, dated August 10, 2010, as amended as of November 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2012 (“Post-Effective Amendment No. 81”).

(8)	(a	)	Retirement Plan of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on October 31, 2005 (“Post-Effective Amendment No. 30”).
	(b	)	Form of Amendment to the Amended and Restated Trustee Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 28, 2006 (“Post-Effective Amendment No. 36”).

(9)	(a	)	Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) as custodian dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 20, 2012 (“Post-Effective Amendment No. 79”).
	(b	)	Fund Accounting Services Agreement with State Street dated October 5, 2012 is incorporated herein by reference to Post-Effective Amendment No. 79.

(10)			N/A

(11)			Opinion and Consent of Venable LLP as to the legality of the securities is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.

(12)			Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement is filed herewith.

(13)			Not Applicable.

(14)			Consent of Independent Registered Public Accounting Firm is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on June 15, 2015.

(15)			Not Applicable.

(16)			Powers of Attorney is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on June 15, 2015.

(17)	(a	)	Prospectus of Institutional Shares of Western Asset Institutional AMT Free Municipal Money Market Fund and Western Asset Institutional Tax Free Reserves dated December 29, 2014 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(b	)	Prospectus of Investor Shares of Western Asset Institutional AMT Free Municipal Money Market Fund and Western Asset Institutional Tax Free Reserves dated December 29, 2014 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(c	)	SAI of Western Asset Institutional AMT Free Municipal Money Market Fund and Western Asset Institutional Tax Free Reserves dated December 29, 2014 are incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(d	)	Audited Financial Statements of the Annual Report of Western Asset Institutional AMT Free Municipal Money Market Fund for the fiscal year ended August 31, 2014 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(e	)	Audited Financial Statements of the Annual Report of Western Asset Institutional Tax Free Reserves for the fiscal year ended August 31, 2014 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(f	)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional AMT Free Municipal Money Market Fund for the fiscal period ended February 28, 2015 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(g	)	Unaudited Financial Statements of the Semi-Annual Report of Western Asset Institutional Tax Free Reserves for the fiscal period ended February 28, 2015 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-204121) as filed on May 13, 2015.
	(h	)	Transfer Agency and Services Agreement with Boston Financial Data Services, Inc. (“BFDS”), dated as of September 1, 2014 is incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 19, 2014 (“Post-Effective Amendment No. 95”).
	(i	)	Schedule A to Transfer Agency and Services Agreement with BFDS, is incorporated herein by reference to Post-Effective Amendment No. 95.
	(j	)	Service Mark Licensing Agreement between Citigroup, Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 30, 2005 (“Post-Effective Amendment No. 31”).
	(k	)	Code of Ethics of Legg Mason & Co., LLC dated as of March 10, 2011 (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on December 13, 2011 (“Post-Effective Amendment No. 71”).

(l	)	Code of Ethics of WAM, WAML, Western Singapore and certain supervised affiliates dated November 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 93.
(m	)	Code of Ethics of Western Asset Management Company Ltd (Japan) is incorporated herein by reference to Post-Effective Amendment No. 46.

Item	17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145c, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Baltimore, State of Maryland on this 31st day of August, 2015.

LEGG MASON PARTNERS INSTITUTIONAL TRUST, on behalf of its series:

Western Asset Institutional Tax Free Reserves

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

WITNESS our hands on the date set forth below.

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane Trust Jane Trust	President, Principal Executive Officer and Trustee	August 31, 2015

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer	August 31, 2015

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	August 31, 2015

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	August 31, 2015

/s/ Mark T. Finn* Mark T. Finn	Trustee	August 31, 2015

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	August 31, 2015

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	August 31, 2015

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	August 31, 2015

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	August 31, 2015

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	August 31, 2015

/s/ Alan G. Merten* Alan G. Merten	Trustee	August 31, 2015

SIGNATURE	TITLE	DATE

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	August 31, 2015

*By:	/s/ Jane Trust
Jane Trust

*	Attorney-in-Fact, pursuant to Power of Attorney.

SIGNATURES

Master Portfolio Trust has duly caused this Registration Statement on Form N-14 of Legg Mason Partners Institutional Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on this 31st day of August, 2015.

MASTER PORTFOLIO TRUST, on behalf of its series:

Tax Free Reserves Portfolio

By:	/s/ Jane Trust
Jane Trust
President and Principal Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Jane Trust Jane Trust	President, Principal Executive Officer and Trustee	August 31, 2015

/s/ Richard F. Sennett Richard F. Sennett	Principal Financial Officer	August 31, 2015

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	August 31, 2015

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	August 31, 2015

/s/ Mark T. Finn* Mark T. Finn	Trustee	August 31, 2015

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	August 31, 2015

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	August 31, 2015

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	August 31, 2015

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	August 31, 2015

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	August 31, 2015

/s/ Alan G. Merten* Alan G. Merten	Trustee	August 31, 2015

SIGNATURE	TITLE	DATE

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	August 31, 2015

*By:	/s/ Jane Trust
Jane Trust

* Attorney-in-Fact, pursuant to Power of Attorney.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(12)	Opinion of Morgan, Lewis & Bockius LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Information Statement